Other non-current liabilities (Obligation under finance leases) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	¥ 1,769,161	¥ 1,136,413
Less: total future interest expense	169,055	47,567
Total	1,600,106	1,088,846
Asset-related government grants credited to the statement of comprehensive income	140,130	102,210
Within 1 year [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	500,790	605,806
More than 1 year but no more than 2 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	312,125	266,792
More than 2 years but no more than 3 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	281,990	82,470
After 3 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	¥ 674,256	¥ 181,345